Right-of-Use Assets and Finance Lease Liabilities (Details) - USD ($)					11 Months Ended	12 Months Ended
	Aug. 01, 2023	Apr. 19, 2023	Feb. 21, 2023	Feb. 09, 2023	Dec. 31, 2022	Dec. 31, 2023
Right-of-Use Assets and Finance Lease Liabilities [Abstract]
Right-of use asset					$ 0	$ 47,706,000
Interest expense on finance lease liability					0	1,158,000
Annual Lease Payments [Abstract]
Finance lease liabilities, current					$ 0	$ 31,420,000
Synthesea [Member]
Right-of-Use Assets and Finance Lease Liabilities [Abstract]
Term of bareboat charter						12 months
Daily charter rate		$ 8,000
Down payment		3,500,000
Payment upon commencement of bareboat charter	$ 3,500,000
Purchase price of vessel at end of bareboat period		$ 17,100,000				$ 17,100,000
Implicit borrowing rate	5.59%
Right-of use asset	$ 26,859,000					26,180,000
Initial direct costs	811,000
Amortization of right-of use asset						679,000
Interest expense on finance lease liability						$ 422,000
Weighted average remaining lease term						7 months 9 days
Weighted average incremental borrowing rate						5.85%
Annual Lease Payments [Abstract]
2024						$ 32,471,000
Total undiscounted lease payments						32,471,000
Less: Discount based on incremental borrowing rate						(1,051,000)
Present value of finance lease liabilities	$ 19,048,000					31,420,000
Finance lease liabilities, current						31,420,000
Finance lease liabilities, non-current						$ 0
Chrisea [Member]
Right-of-Use Assets and Finance Lease Liabilities [Abstract]
Term of bareboat charter						18 months
Daily charter rate				$ 7,300
Down payment				3,500,000
Payment upon commencement of bareboat charter			$ 3,500,000
Purchase price of vessel at end of bareboat period				$ 12,360,000		$ 12,360,000
Implicit borrowing rate			6.19%
Right-of use asset			$ 22,824,000			21,526,000
Initial direct costs			700,000
Amortization of right-of use asset						1,298,000
Interest expense on finance lease liability						$ 735,000
Weighted average remaining lease term						7 months 9 days
Weighted average incremental borrowing rate						5.85%
Annual Lease Payments [Abstract]
2024						$ 32,471,000
Total undiscounted lease payments						32,471,000
Less: Discount based on incremental borrowing rate						(1,051,000)
Present value of finance lease liabilities			$ 15,124,000			31,420,000
Finance lease liabilities, current						31,420,000
Finance lease liabilities, non-current						$ 0